Shareholder Report, Average Annual Return (Details)	12 Months Ended		38 Months Ended		49 Months Ended
	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDX Risk-Managed Digital Assets Strategy Fund
Average Annual Return, Percent	(18.26%)				(1.05%)
IDX Adaptive Opportunities Fund | Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDX Adaptive Opportunities Fund
Average Annual Return, Percent	18.94%		3.53%
Bloomberg Global-Aggregate Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index
Average Annual Return, Percent	8.17%	[1]	18.21%	[2]	(5.97%)	[1]
ICE BofA SOFR Overnight Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.40%	[3]	5.20%	[4]	4.28%	[3]

[1]	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	The Bloomberg Global Aggregate Index is a flagship measure of global investment grade debt from twenty-seven local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[3]	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[4]	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.